SECURITIES (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
SECURITIES
Carrying value of securities pledged to secure public deposits and for other purposes as required or permitted by law	$ 5,238	$ 5,414
Proceeds from sale	8,580	10,798
Gross realized gains	182	277
Less Than 12 Months
Fair Value	37,076	11,026
Unrealized Loss	(638)	(22)
12 Months or More
Fair Value	5,349
Unrealized Loss	(269)
Total
Fair Value	42,425	11,026
Unrealized Loss	(907)	(22)
U.S. government-sponsored entities
Less Than 12 Months
Fair Value	6,906	2,997
Unrealized Loss	(90)	(3)
Total
Fair Value	6,906	2,997
Unrealized Loss	(90)	(3)
Residential agency mortgage-backed
Less Than 12 Months
Fair Value	30,170	8,029
Unrealized Loss	(548)	(19)
12 Months or More
Fair Value	5,349
Unrealized Loss	(269)
Total
Fair Value	35,519	8,029
Unrealized Loss	$ (817)	$ (19)